Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2025
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

Note 3: - Significant Accounting Judgments, Estimates And Assumptions Used In The Preparation Of The Financial Statements

a.	Judgments

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

-	Determining the fair value of share-based payment transactions

The fair value of equity settled share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price (if applicable) and assumptions regarding expected volatility, expected life of the equity instrument and expected dividend yield.

-	Revenue

Identification of performance obligations in contracts with customers:

In order to identify distinct performance obligations in a contract with a customer, the Company uses judgment when it examines whether it is providing a significant service of integrating the goods or services under the contract into one integrated outcome.

Measurement of variable consideration

In order to determine the transaction price, the Company estimates the amount of the variable consideration which includes variable prices, discounts, chargeback, rebates, adjustments to the net market price and in certain conditions the right to return option The Company recognizes revenue in an amount where there is a high probability that its inclusion will not result in a significant revenue reversal in the future after the uncertainty has been resolved. Following the acquisition of a portfolio of four FDA-approved plasma derived hyperimmune commercial products (as described under Note 1), the Company sells its products mainly in the U.S market through its subsidiary Kamada Inc. to wholesalers/distributors. The Company’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to group purchasing organizations, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on gross sales for a reporting period.

Costs to fulfill a contract:

Costs to fulfill a contract, which primarily consist of costs arising from technology transfers in preparation of supply contracts or anticipated contracts, are recognized as an asset when the costs generate or enhance the Company’s resources that will be used in satisfying or continuing to satisfy the performance obligations in the future and are expected to be recovered. Costs to fulfill a contract consist of direct identifiable costs and indirect costs that can be attributed to a contract based on a reasonable allocation method. These costs include mainly salaries and other employee benefits costs. Costs to fulfill a contract are amortized on a systematic basis that is consistent with the provision of the goods and services under the contracts.

-	Inventory

Work in process and finished goods includes direct and indirect costs. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors. The criteria for allocation of indirect manufacturing expense to manufactured batches which eventually effect the Company’s inventory value is subject to Company judgment.

-	Impairment of inventories with realizable value lower than cost or which are slow moving

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, net of selling expenses. The estimation of realizable value can affect the inventory value at the period end.

In addition, and as part of the quarterly inventory valuation process, the Company assesses the potential effect on inventory in cases of deviations from quality standards in the manufacturing process to identify potential required inventory write offs. Such assessment is subject to Company’s judgment.

-	Inventory designated for R&D activities

The Company recognizes inventory produced for commercial sale, including costs incurred prior to regulatory approval and prior to the filing of a regulatory request when the Company has determined that the inventory has probable future economic benefit. Inventory is not recognized prior to completion of a phase 3 clinical trial unless it is probable the Company expected to future economic benefit. For products with an approved indication, raw materials and purchased drug product associated with development programs are included in inventory and charged to research and development expense when it is designated. For products without an approved indication, drug product is charged to research and development expenses. The estimation of future economic and the recognition of an inventory for unapproved indication is subject to Company’s judgment.

-	Lease extension and/or termination options

In evaluating whether it is reasonably certain that the Company will exercise an option to extend a lease or not exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the Company to exercise the option to extend the lease such as: the amounts invested in leasehold improvements, the significance of the underlying asset to the Company’s operation and whether it is a specialized asset, the Company’s past experience with similar leases, etc.

-	Recognition of deferred tax asset in respect of carry forward tax losses

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy. For information regarding deferred taxes recognition, please refer to Note 21.

-	Uncertain income tax treatments:

When there is uncertainty as to whether the tax authorities will accept the tax treatment taken by the Company, the Company assesses the level of such uncertainty and the risk of additional taxes as a result. Significant management judgment is required to such exposure given the Company’s past experience and applicable tax law interpretations. The possible effects on the financial statements are a change in taxes on income.

-	Determining cash-generating units

Impairment testing for assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “CGU”).

Goodwill impairment testing is performed at the lowest level at which goodwill is monitored for internal reporting purposes. Significant management judgment is required to determine which is the CGU (or group of CGUs) are applicable to monitor the goodwill. When goodwill is not monitored for internal reporting purposes, it is allocated to operating segments and not to a CGU (or group of CGUs). Goodwill acquired in a business combination is allocated to groups of CGUS, including CGUs existing prior to the business combination, that are expected to benefit from the synergies of the combination. Also refer to Note 10.

-	Impairment of Company’s non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. Significant management judgment is required to determine such impairment, and if any such indication exists, then the asset’s recoverable amount is estimated.

b.	Estimates and assumptions

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Pensions and other post-employment benefits

The liability in respect of post-employment defined benefit plans is determined using actuarial valuations. The actuarial valuation involves making assumptions about, among other things, discount rates, expected rates of return on assets, future salary increases and mortality rates. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.

-	Legal claims

In estimating the likelihood of outcome of legal claims filed against the Company, the Company relies on the opinion of its legal counsel. These estimates are based on the legal counsel’s best professional judgment, considering the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

-	Impairment of goodwill

The Company reviews goodwill for impairment at least once a year. This requires management to make an estimate of the projected future cash flows from the continuing use of the CGU (or a group of CGUs) to which the goodwill is allocated and to choose a suitable discount rate for those cash flows (see Note 10).

-	Determination of Useful Life

Intangible assets and property, plant and equipment are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. In determining the useful life and the depreciation or amortization method, the Company assesses the period over which an asset is expected to be available for use by the Company and the pattern in which the asset’s future economic benefits are expected to be consumed by the Company.

-	Determining the fair value of an unquoted financial asset or liability

The fair value of unquoted financial assets or liability in Level 3 of the fair value hierarchy is determined using valuation techniques, generally using future cash flows discounted at current rates applicable for items with similar terms and risk characteristics. Changes in estimated future cash flows and estimated discount rates, after consideration of risks such as liquidity risk, credit risk and volatility, are liable to affect the fair value of these assets of liability.

Contingent consideration is measured at fair value. The fair value is determined using valuation techniques and method, using future cash flows discounted. This requires management to make an estimate of the projected future cash flows. For information regarding contingent consideration, please refer to Note 13 and Note 15.